Net Loss per Common Share (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Net Loss	$ (831,018)	$ (25,279)	$ (4,057,171)	$ 86,986
Weighted Average Shares (Denominator)	45,512,500	32,000,000	33,374,007
Net Loss Per Common Share	$ (0.02)	$ 0.00	$ (0.12)	$ 0